Related party transactions - Additional Information (Detail)	1 Months Ended	12 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended					12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Aug. 31, 2013 USD ($)	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Aug. 31, 2013 Class A Common Stock [Member] USD ($)	Aug. 31, 2012 Supplier Concentration Risk [Member] Sales [Member]	Jun. 08, 2011 Montrovest BV [Member] EUR (€)	Aug. 31, 2013 Montrovest BV [Member]	Aug. 31, 2012 Montrovest BV [Member] USD ($)	Jun. 30, 2011 Montrovest BV [Member] USD ($)	May 31, 2009 Montrovest BV [Member] USD ($)	Feb. 28, 2009 Montrovest BV [Member] USD ($)	Mar. 29, 2014 Montrovest BV [Member] USD ($)	Mar. 29, 2014 Montrovest BV [Member] EUR (€)	Mar. 30, 2013 Montrovest BV [Member] USD ($)	Aug. 31, 2013 Montrovest BV [Member] Class A Common Stock [Member] USD ($)	Jun. 30, 2011 Montrovest BV [Member] Minimum [Member] Potential Transaction [Member] USD ($)	Mar. 29, 2014 Prime Investments S.A. [Member] USD ($)	Mar. 30, 2013 Prime Investments S.A. [Member] USD ($)	Mar. 29, 2014 Prime Investments S.A. [Member] Supplier Concentration Risk [Member]	Apr. 30, 2011 Regaluxe [Member]	Mar. 29, 2014 Regaluxe [Member] USD ($)	Mar. 30, 2013 Regaluxe [Member] USD ($)	Apr. 30, 2014 Regaluxe [Member] Subsequent Event [Member]	Mar. 29, 2014 Regaluxe [Member] Maximum [Member] USD ($)	Mar. 30, 2013 Regaluxe [Member] Maximum [Member] USD ($)	Jun. 30, 2009 Gestofi [Member] USD ($)	Jun. 30, 2009 Gestofi [Member] CAD	Jun. 30, 2014 Gestofi [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2014 Gestofi [Member] Subsequent Event [Member] CHF
Related Party Transaction [Line Items]
Amount paid to related party							€ 140,000						$ 188,000	€ 140,000	$ 180,000							$ 1,000	$ 3,000
Notice days for non renewal							60 days
Agreement additional renewal term													1 year	1 year										1 year			1 year	1 year
Cash received from related party											3,000,000	2,000,000
Annual interest rate										11.00%					16.00%
Effective interest rate										12.20%					17.80%
Fee as a percentage of outstanding principal amount															7.00%
Cash received from related party										5,000,000
Net cash proceeds from an equity issuance																	5,000,000
Transaction amount										75,000
Partial repayment of cash advance									3,500,000
Percentage of purchase price on cost						45.00%														45.00%
Purchase price of diamonds			262,000	1,803,000														0	300,000
Ownership percentage																		15.10%
Related party expenses		237,000	241,000	238,000																		237,000	241,000		260,000	250,000	12,383	13,700	16,912	13,000
Agreement beginning date																					Jun. 01, 2011						Aug. 01, 2009	Aug. 01, 2009
Related party agreement term																					1 year
Discount factor																					3.50%
Agreement expiration date																					May 31, 2012
Debentures converted to voting shares, value	$ 5,000,000				$ 5,000,000											$ 4,800,000
Annual interest rate of debentures	6.00%				6.00%
Debentures converted to voting shares					2,941,085			2,828,634								2,828,634
Voting shares conversion price	$ 1.30				$ 1.70